Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INDEX TRUST
Prospectus Date	rr_ProspectusDate	Dec. 31, 2016
Supplement [Text Block]	fit_SupplementTextBlock	Federated Index Trust

Federated Mid-Cap Index Fund

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/ReturnSummary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional, Service or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."
Federated Mid-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Federated Index Trust

Federated Mid-Cap Index Fund

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/ReturnSummary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional, Service or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."